Expense Example {- Fidelity® Mid Cap Value Fund} - 01.31 Fidelity Mid Cap Value Fund Retail PRO-08 - Fidelity® Mid Cap Value Fund - Fidelity Mid Cap Value Fund-Retail Class	Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555